Related party receivables (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of related party receivables
	30 June 2026	31 December 2025
	€’000	€’000
Al Shola Al Modea Safety & Security LLC	324	-
Total related party receivables	324	-